Consolidated statements of income (loss) - CHF (SFr) SFr in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Consolidated Statements Of Income (Loss) [Line Items]
Net sales	SFr 724,591	SFr 425,295	SFr 267,120
Cost of sales	(294,305)	(194,190)	(124,003)
Gross profit	430,286	231,105	143,117
Selling, general and administrative expenses	(571,375)	(248,199)	(137,428)
Operating result	(141,089)	(17,094)	5,689
Financial income	25	27	47
Financial expenses	(3,574)	(940)	(697)
Foreign exchange result	(14,949)	(6,434)	(1,893)
Income / (loss) before taxes	(159,588)	(24,441)	3,147
Income taxes	(10,640)	(3,083)	(4,620)
Net loss	SFr (170,228)	SFr (27,524)	SFr (1,473)
Class A
Earnings per share
Basic EPS (CHF) (in CHF per share)	SFr (0.59)	SFr (0.10)	SFr (0.01)
Diluted EPS (CHF) (in CHF per share)	(0.59)	(0.10)	(0.01)
Class B
Earnings per share
Basic EPS (CHF) (in CHF per share)	(0.06)	0	0
Diluted EPS (CHF) (in CHF per share)	SFr (0.06)	SFr 0	SFr 0